PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3.4%
114,549  Vanguard Long-Term
Treasury ETF
$ 6,513,256
1.0
322,217
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
15,853,077
2.4
Total Exchange-Traded
Funds
(Cost $22,104,030)
22,366,333
3.4
MUTUAL FUNDS : 96.5%
Affiliated Investment Companies : 96.5%
710,654  Voya U.S. Bond Index
Portfolio - Class I
6,523,805
1.0
3,100,539  Voya VACS Index
Series EM Portfolio
44,182,681
6.7
12,033,055  Voya VACS Index
Series I Portfolio
161,363,273
24.5
2,945,688  Voya VACS Index
Series MC Portfolio
38,529,598
5.8
23,027,757  Voya VACS Index
Series S Portfolio
365,680,787
55.4
1,806,603  Voya VACS Index
Series SC Portfolio
20,414,608
3.1
Total Mutual Funds
(Cost $493,914,906)
636,694,752
96.5
Total Long-Term
Investments
(Cost $516,018,936)
659,061,085
99.9
Total Investments in
Securities
(Cost $516,018,936) $ 659,061,085 99.9
Assets in Excess of
Other Liabilities 988,405 0.1
Net Assets $ 660,049,490 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 22,366,333 $ — $ — $ 22,366,333
Mutual Funds 636,694,752 — — 636,694,752
Total Investments, at fair value $ 659,061,085 $ — $ — $ 659,061,085
Liabilities Table
Other Financial Instruments+
Futures $ (25,230) $ — $ — $ (25,230)
Total Liabilities $ (25,230) $ — $ — $ (25,230)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 6,070,157 $ (6,070,157) $ — $ — $ 10,625 $ 665,501 $ 594,210
Voya Short Duration Bond Fund -
Class R6
2,726,356 56,723 (2,780,156) (2,923) — 19,044 11,771 —
Voya U.S. Bond Index Portfolio -
Class I
5,736,169 2,557,619 (1,941,530) 171,547 6,523,805 176,335 300 —
Voya VACS Index Series EM
Portfolio
35,423,731 3,996,128 (3,762,905) 8,525,727 44,182,681 660,507 600,799 5,451
Voya VACS Index Series I Portfolio
128,787,950 28,421,274 (19,706,986) 23,861,035 161,363,273 3,981,746 4,226,714 —
Voya VACS Index Series MC
Portfolio
36,484,991 17,244,116 (13,720,433) (1,479,076) 38,529,598 585,016 2,870,411 968,365
Voya VACS Index Series S
Portfolio
294,473,099 66,125,396 (16,902,369) 21,984,661 365,680,787 3,953,869 8,153,294 13,478,596
Voya VACS Index Series SC
Portfolio
19,355,068 5,030,329 (3,245,093) (725,696) 20,414,608 437,948 393,134 1,891,771
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
21,747,682 4,664,726 (11,165,034) 605,703 15,853,077 567,926 (238,830) —
$ 544,735,046 $ 134,166,468 $ (79,294,663) $ 52,940,978 $ 652,547,829 $ 10,393,016 $ 16,683,094 $ 16,938,393
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Index Solution 2060 Portfolio
At September 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 145 12/31/25 $ 15,833,320 $ (10,478)
$ 15,833,320 $ (10,478)
Short Contracts:
3-month SOFR (65) 03/17/26 (15,651,187) (14,752)
$ (15,651,187) $ (14,752)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 143,042,149
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 143,042,149